Revenue Interest Financing, Side Letter, and PIPE Conversion Option - Additional Information (Details) $ / shares in Units, $ in Thousands		3 Months Ended	12 Months Ended
	Feb. 09, 2023 USD ($) Days $ / shares	Mar. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Aug. 01, 2023 USD ($)
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Change in fair value of revenue interest financing		$ (2,200)	$ (700)	$ 0
Revenue Interest Financing Agreement
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Revenues interest financing liability	$ 40,000		40,000
Pre payments percentage	165.00%
Gain in fair value of revenue interest financing		3,400	3,400
Change in fair value of revenue interest financing		(2,200)	(700)
Royalty payments		1,100	1,092
Issuance costs					$ 1,200
Stock price | $ / shares	$ 10
Revenue Interest Financing Agreement | December 31, 2027
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Cash payments percentage	100.00%
Revenue Interest Financing Agreement | Maximum
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Percentage of annual net sales	6.00%
Remittance of revenue interest payments percentage	10.00%
Revenue interest payments percentage	260.00%
Volume weighted average price per share | $ / shares	$ 7.04
Conversion of PIPE subscription to revenue interest finance	$ 7,500	$ 7,500	$ 7,500
Trading days | Days	30
Revenue Interest Financing Agreement | Maximum | December 31, 2030
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Cash payments percentage	240.00%
Revenue Interest Financing Agreement | Minimum
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Revenue interest payments percentage	100.00%
Trading days | Days	20
Revenue Interest Financing Agreement | Minimum | December 31, 2030
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Revenue interest payments percentage	240.00%
Revenue Interest Financing Agreement | PIPE Conversion Option
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Issue-date estimated fair value					$ 3,300